Income Taxes - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020 MXN ($)
Disclosure of income taxes [line items]
Deferred tax assets relating to temporary differences between the accounting and tax value of investments in subsidiaries	$ 0
Expiry date of deductible temporary differences, unused tax losses and unused tax credits	With respect to tax legislation relating to concessions, such losses will expire in 2048, except for the tax losses of Grupo Aeroportuario del Pacífico, S.A.B. de C.V., which expire in 2026.
Unused tax losses [Member]
Disclosure of income taxes [line items]
Deferred tax assets on tax loss carryforwards	$ 0
Mexican Companies [Member]
Disclosure of income taxes [line items]
Income taxes rate	30.00%
Decreto de Est?mulos Fiscales Regi?n Fronteriza Norte [Member]
Disclosure of income taxes [line items]
Income taxes rate	20.00%
MBJA and PACKAL [Member]
Disclosure of income taxes [line items]
Income taxes rate	25.00%
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Disclosure of income taxes [line items]
Income taxes rate	25.00%